Consolidated Statements of Stockholder's Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Stockholder's Equity
Unrealized gain on investments, tax	$ (28,622)	$ 23,312	$ 66,976